Note 23 - Accounting for Suspended Exploratory Wells, Aging based on drilling completion date of individual wells (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Suspended Exploratory Well CapitalizedCost [LineItmens]
Million of dollars	$ 4,838	$ 3,810
Number of exploratory wells	150